Commitments (Fuel purchase commitments) (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Government-related enterprise one, agreement one [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2039	2019-2039
Purchase quantities	[1]	2.8 million m3/day*	2.8 million m3/day*
Estimated unit costs (RMB)		2.88 / m3	2.31 / m3
Government-related enterprise two, agreement one [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2023	2019-2023
Purchase quantities	[1]	991 million m3/year*	991 million m3/year*
Estimated unit costs (RMB)		2.31 / m3	2.50 / m3
Government-related enterprise two, agreement two [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2023	2019-2023
Purchase quantities	[1]	541 million m3/year*	541 million m3/year*
Estimated unit costs (RMB)		2.19 / m3	2.32 / m3
Government-related enterprise two, agreement three [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2023	2019-2023
Purchase quantities	[1]	450 million m3/year*	450 million m3/year*
Estimated unit costs (RMB)		2.25 / m3	2.50 / m3
Government-related enterprise three, agreement one [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2026	2019-2026
Purchase quantities	[1]	200 million m3/year*	200 million m3/year*
Estimated unit costs (RMB)		2.60 / m3	2.45 / m3
Other suppliers, agreement one [member]
Disclosure of information about fuel purchase commitments [line items]
Periods			2019
Purchase quantities	[2]		238 BBtu**/day
Estimated unit costs (RMB)			approximately 76,000/Bbtu
Other suppliers, agreement two [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2020-2021	2020-2021
Purchase quantities	[2]	201.5-251.5 BBtu**/day	241.5-242 BBtu**/day
Estimated unit costs (RMB)		approximately 47,000/Bbtu	approximately 76,000/Bbtu
Other suppliers, agreement three [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2022	2022
Purchase quantities	[2]	205.5-255.5 BBtu**/day	242.5 BBtu**/day
Estimated unit costs (RMB)		approximately 45,000/Bbtu	approximately 76,000/Bbtu
Other suppliers, agreement four [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2023	2022
Purchase quantities	[2]	81.5-247.5 BBtu**/day	81.5-247.5 BBtu**/day
Estimated unit costs (RMB)		approximately 41,000/Bbtu	approximately 82,000/Bbtu
Other suppliers, agreement five [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2024-2028	2024-2028
Purchase quantities	[2]	42.4-81.5 BBtu**/day	42.4-81.5 BBtu**/day
Estimated unit costs (RMB)		approximately 37,000/Bbtu	approximately 89,000/Bbtu
Other suppliers, agreement six [member]
Disclosure of information about fuel purchase commitments [line items]
Periods		2029	2029
Purchase quantities	[2]	42.4 BBtu**/day	42.4 BBtu**/day
Estimated unit costs (RMB)		approximately 31,000/Bbtu	approximately 81,000/Bbtu

[1]	The quantities represent maximum volume, while others represent minimum or forecasted volume if not specified.
[2]	BBtu: Billion British Thermal Unit.